Shareholder Report, Holdings (Details) - SMI 3Fourteen REAL Asset Allocation ETF	Jun. 30, 2025
BNY Mellon US Large Cap Core Equity ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.97%
Schwab High Yield Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.98%
Vanguard International Corporate Bond Index [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.98%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Sprott Physical Gold Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.02%
iShares J.P. Morgan USD Emerging Markets Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Schwab Long-Term U.S. Treasury ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.99%
Schwab U.S. TIPS ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.99%
Grayscale Bitcoin Mini Trust ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
US Treasury 3 Month Bill ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.99%
Equities [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.00%
NASDAQ [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
US Large Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
Europe [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
US Small Cap [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Emerging Ex. China [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Dividend Payers [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fixed Income [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.00%
High Yield [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Corporate Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Emerging Mkt Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Long Term Treasuries [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
TIPS [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
T-Bills & Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Alternatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
Commodities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Gold [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Bitcoin [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Managed Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Miners [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%